Offerings	Jan. 23, 2025 USD ($) share
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.222% FIXED RATE/FLOATING RATE SENIOR NOTES DUEJANUARY 29, 2031
Amount Registered | share	1,000,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,100
Offering Note	The pricing supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $2,750,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.575% FIXED RATE/FLOATING RATE SENIOR NOTES DUEJANUARY 29, 2036
Amount Registered | share	1,750,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,750,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 267,925
Offering Note	The pricing supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $2,750,000,000.